Related Party Transactions - Summary of Significant Loan Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Korea Credit Bureau Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 36		₩ 36
Loan		38		36
Collection		(36)		(36)
Ending		38		36
Incheon Bridge Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		151,489		171,758
Loan		11		7
Collection		(23,341)		(20,276)
Ending		128,159		151,489
Star-Lord General Investors Private Real Estate Investment Company No.10
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		150,000
Collection		(706)
Ending		149,294		0
KB Star Office Private Real Estate Investment Trust No.1
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	10,000	[2]	10,000
Loan		0	[2]	0	[1]
Collection		(10,000)	[2]	0	[1]
Ending	[2]	₩ 0		₩ 10,000	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2022.		Excluded from the Group’s related party as of December 31, 2021.
RAND Bio Science Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 1		₩ 1
Loan		0		1
Collection		(1)		(1)
Ending		0		1
SY Auto Capital Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		40,074		40,060
Loan		40		74
Collection		(74)		(60)
Ending		40,040		40,074
Food Factory Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,216		3,872
Loan		1,541		397
Collection		(1,716)		(53)
Ending		4,041		4,216
Paycoms Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,269		1,226
Loan		0		43
Collection		(97)		0
Ending		1,172		1,269
Big Dipper Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		17		4
Loan		18		17
Collection		(17)		(4)
Ending		18		17
RMGP Bio-Pharma Investment Fund, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,423		4,250
Loan		961		1,173
Collection		0		0
Ending		6,384		5,423
RMGP Bio-Pharma Investment, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		14		9
Loan		3		5
Collection		0		0
Ending		17		14
Stratio, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,000		1,000
Loan		0		0
Collection		0		0
Ending		1,000		1,000
KB Cape No.1 Private Equity Fund
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,591		2,000
Loan		426		0
Collection		0		(409)
Ending		2,017		1,591
Honest Fund, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,999		3,999
Loan		0		0
Collection		0		0
Ending		3,999		3,999
CellinCells Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,006		2,024
Loan		7		6
Collection		(6)		(24)
Ending		2,007		2,006
KB No.17 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	1,301	[2]	2,687
Loan		0	[2]	0	[1]
Collection		(1,301)	[2]	(1,386)	[1]
Ending	[2]	₩ 0		₩ 1,301	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2022.		Excluded from the Group’s related party as of December 31, 2021.
KB No.18 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	₩ 3,881	[2]	₩ 3,873
Loan		0	[2]	8	[1]
Collection		(3,881)	[2]	0	[1]
Ending	[2]	₩ 0		₩ 3,881	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2022.		Excluded from the Group’s related party as of December 31, 2021.
KB No.19 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	₩ 2,091	[2]	₩ 2,055
Loan		0	[2]	36	[1]
Collection		(2,091)	[2]	0	[1]
Ending	[2]	₩ 0		₩ 2,091	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2022.		Excluded from the Group’s related party as of December 31, 2021.
KB No.20 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	₩ 3,135	[2]	₩ 3,067
Loan		0	[2]	68	[1]
Collection		(3,135)	[2]	0	[1]
Ending	[2]	₩ 0		₩ 3,135	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2022.		Excluded from the Group’s related party as of December 31, 2021.
KB No.21 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 0
Loan		2,959
Collection		0
Ending		2,959		₩ 0
KB No.22 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		1,972
Collection		0
Ending		1,972		0
KB No.23 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,971
Collection		0
Ending		2,971		0
KB No.24 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		6,975
Collection		0
Ending		6,975		0
COSES GT
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,445		5,430
Loan		6		15
Collection		(15)		0
Ending		5,436		5,445
Bomapp Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		19	[2]	1,999
Loan		0	[2]	0
Collection		(19)	[2]	(1,980)
Ending	[2]	₩ 0		₩ 19
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2022.		Excluded from the Group’s related party as of December 31, 2021.
MitoImmune Therapeutics
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 7,000		₩ 5,000
Loan		0		2,000
Collection		0		0
Ending		7,000		7,000
UPRISE, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,250		750
Loan		3,998		1,000
Collection		0		(500)
Ending		5,248		1,250
Channel Corporation
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		14,551		4,551
Loan		3,548		10,000
Collection		0		0
Ending		18,099		14,551
Bioprotect Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,557		3,264
Loan		245		293
Collection		0		0
Ending		3,802		3,557
Gomi corporation Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,733		509
Loan		1,534		4,233
Collection		(33)		(9)
Ending		6,234		4,733
Copin Communications, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	4,801	[2]	1,500
Loan		0	[2]	3,301	[1]
Collection		(4,801)	[2]	0	[1]
Ending	[2]	₩ 0		₩ 4,801	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2022.		Excluded from the Group’s related party as of December 31, 2021.
Go2joy Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 1,200		₩ 1,200
Loan		0		0
Collection		0		0
Ending		1,200		1,200
ClavisTherapeutics, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000		2,000
Loan		0		0
Collection		0		0
Ending		2,000		2,000
S&E BIO
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000		2,000
Loan		2,010		0
Collection		0		0
Ending		4,010		2,000
Bluepointpartners Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,278		1,432
Loan		0		846
Collection		(145)		0
Ending		2,133		2,278
4N Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		200		200
Loan		0		0
Collection		0		0
Ending		200		200
Xenohelix Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,100		2,100
Loan		0		0
Collection		0		0
Ending		2,100		2,100
Contents First
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,277		6,146
Loan		10,017		1,131
Collection		0		0
Ending		17,294		7,277
KB-MDI Centauri Fund LP
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		9,633		4,280
Loan		7,838		5,353
Collection		0		0
Ending		17,471		9,633
OKXE Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		800		800
Loan		0		0
Collection		0		0
Ending		800		800
GENINUS Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	5,872	[2]	5,599
Loan		0	[2]	273	[1]
Collection		(5,872)	[2]	0	[1]
Ending	[2]	₩ 0		₩ 5,872	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2022.		Excluded from the Group’s related party as of December 31, 2021.
Key management
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 4,591		₩ 5,153
Loan		4,527		3,421
Collection		(2,819)		(3,983)
Ending		6,299		4,591
Wyatt Corp [Member]
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,000		6,000
Loan		0		0
Collection		0		0
Ending		6,000		6,000
Bank salad Co Ltd [Member]
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		9,090		9,141
Loan		1,380		0
Collection		0		(51)
Ending		10,470		9,090
SwatchOn Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	3,418	[2]	3,404
Loan		0	[2]	73	[1]
Collection		(3,418)	[2]	(59)	[1]
Ending	[2]	₩ 0		₩ 3,418	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2022.		Excluded from the Group’s related party as of December 31, 2021.
Checkmate Therapeutics Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 2,200		₩ 0
Loan		1,000		2,200
Collection		0		0
Ending		3,200		2,200
Mantisco Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,001		0
Loan		15		3,001
Collection		(1)		0
Ending		3,015		3,001
IMBiologics Corp
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,004		0
Loan		4		5,004
Collection		(4)		0
Ending		5,004		5,004
Spark Biopharma Inc
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,967		0
Loan		2,517		4,967
Collection		(17)		0
Ending		7,467		4,967
G1 Playground Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,000		0
Loan		0		1,000
Collection		0		0
Ending		1,000		1,000
Pin Therapeutics Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,000		0
Loan		2,013		3,000
Collection		0		0
Ending		5,013		3,000
Hibiscus Fund LP
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,731		0
Loan		5,490		4,731
Collection		0		0
Ending		10,221		4,731
SuperNGine Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,998		0
Loan		6		1,998
Collection		(2)		0
Ending		2,002		1,998
Desilo Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,469		0
Loan		0		3,469
Collection		(1)		0
Ending		3,468		3,469
RMG-KB BioAccess Fund L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		353		0
Loan		2,400		353
Collection		0		0
Ending		2,753		353
RMG-KB BP Management Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7		0
Loan		70		7
Collection		0		0
Ending		77		7
IGGYMOB Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,006		0
Loan		15		5,006
Collection		(6)		0
Ending		5,015		5,006
Turing Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,000		0
Loan		0		3,000
Collection		0		0
Ending		3,000		3,000
Kukka Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,490
Collection		0
Ending		2,490		0
ZIPDOC Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,000
Collection		0
Ending		2,000		0
Gushcloud Talent Agency
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		4,165
Collection		0
Ending		4,165		0
Grinergy
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,500
Collection		0
Ending		2,500		0
NexThera Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,000
Collection		0
Ending		2,000		0
Chabot Mobility Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,000
Collection		0
Ending		2,000		0
TeamSparta Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		4,001
Collection		0
Ending		4,001		0
FutureConnect Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		1,499
Collection		0
Ending		1,499		0
Wemade Connect Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		12,052
Collection		0
Ending		₩ 12,052		₩ 0

[1]	Excluded from the Group’s related party as of December 31, 2021.
[2]	Excluded from the Group’s related party as of December 31, 2022.